SCHEDULE OF EARNINGS PER SHARES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
NET LOSS	$ (712,410)	$ (701,463)	$ (4,506,466)	$ (9,932,620)
BASIC WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860	9,395,500	9,226,860
DILUTED WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860	9,395,500	9,226,860
BASIC NET LOSS PER SHARE	$ (0.07)	$ (0.08)	$ (0.48)	$ (1.08)
DILUTED NET LOSS PER SHARE	$ (0.07)	$ (0.08)	$ (0.48)	$ (1.08)